Stock Transactions and Stock-Based Compensation (Assumptions Used In The Black-Scholes Model To Value Options Granted) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average volatility	22.40%	23.60%	30.10%
Dividend yield	0.50%	0.20%	0.20%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.70%	1.00%	0.70%
Expected years until exercise	5 years 6 months	6 years	6 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.40%	2.30%	1.70%
Expected years until exercise	8 years	8 years 6 months	8 years 6 months